UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.0%
MONEY MARKET FUNDS - 102.0%
1,408,789	Fidelity Institutional Government Portfolio, 0.05%(a)	$1,408,789
1,408,789	Fidelity Institutional Money Market Portfolio, 0.17%(a)	1,408,789
1,408,789	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	1,408,789
3,218,789	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	3,218,789
1,408,789	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	1,408,789
	TOTAL SHORT TERM INVESTMENTS (Cost $8,853,945)	$8,853,945

	TOTAL INVESTMENTS (Cost $8,853,945) - 102.0%	$8,853,945
	Liabilities in Excess of Other Assets - (2.0)%	(172,892)
	TOTAL NET ASSETS - 100.0%	$8,681,053

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $1,810,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	23,800	$ 17,386,097	5/8/2012	$ (69,578)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 109.0%
MONEY MARKET FUNDS - 109.0%
1,691,569	Fidelity Institutional Government Portfolio, 0.05%(a)	$1,691,569
1,691,569	Fidelity Institutional Money Market Portfolio, 0.17%(a)	1,691,569
1,691,569	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	1,691,569
5,371,569	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	5,371,569
1,691,569	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	1,691,569
	TOTAL SHORT TERM INVESTMENTS (Cost $12,137,845)	$12,137,845

	TOTAL INVESTMENTS (Cost $12,137,845) - 109.0%	$12,137,845
	Liabilities in Excess of Other Assets - (9.0)%	(1,005,110)
	TOTAL NET ASSETS - 100.0%	$11,132,735

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $3,680,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	30,600	$ 21,439,077	1/9/2012	$ (856,207)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.6%
MONEY MARKET FUNDS - 99.6%
4,610,104	Fidelity Institutional Government Portfolio, 0.05%(a)	$4,610,104
4,610,104	Fidelity Institutional Money Market Portfolio, 0.17%(a)	4,610,104
4,610,104	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	4,610,104
16,180,103	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	16,180,103
4,610,104	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	4,610,104
	TOTAL SHORT TERM INVESTMENTS (Cost $34,620,519)	$34,620,519

	TOTAL INVESTMENTS (Cost $34,620,519) - 99.6%	$34,620,519
	Other Assets in Excess of Liabilities - 0.4%	145,101
	TOTAL NET ASSETS - 100.0%	$34,765,620

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $11,570,000 this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	64,640	$ 70,502,320	2/21/2012	$ (1,017,044)

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 101.5%
MONEY MARKET FUNDS - 101.5%
4,321,257	Fidelity Institutional Government Portfolio, 0.05%(a)	$4,321,257
4,321,257	Fidelity Institutional Money Market Portfolio, 0.17%(a)	4,321,257
4,321,257	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	4,321,257
13,446,258	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	13,446,258
4,321,257	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	4,321,257
	TOTAL SHORT TERM INVESTMENTS (Cost $30,731,286)	$30,731,286

	TOTAL INVESTMENTS (Cost $30,731,286) - 101.5%	$30,731,286
	Liabilities in Excess of Other Assets - (1.5)%	(452,336)
	TOTAL NET ASSETS - 100.0%	$30,278,950

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $9,125,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	56,325	$ 59,895,779	5/17/2012	$ (694,447)

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 85.1%
108,772	iShares iBoxx $ High Yield Corporate Bond Fund	$9,679,620
242,980	SPDR Barclays Capital High Yield Bond ETF	9,675,464
	TOTAL INVESTMENT COMPANIES (Cost $19,384,367)	$19,355,084

SHORT TERM INVESTMENTS - 0.8%
MONEY MARKET FUNDS - 0.8%
189,000	Goldman Sachs Financial Square Government Fund, 0.09% (a)(b)	$189,000
	TOTAL SHORT TERM INVESTMENTS (Cost $189,000)	$189,000

	TOTAL INVESTMENTS (Cost $19,573,367) - 85.9%	$19,544,084
	Other Assets in Excess of Liabilities - 14.1%	3,197,480
	TOTAL NET ASSETS - 100.0%	$22,741,564

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) All of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	34,970	$ 3,412,705	4/13/2012	$ 2,088

HY Bear Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -169.7%
MONEY MARKET FUNDS - 169.7%
8,651,809	Fidelity Institutional Government Portfolio, 0.05%(a)	$8,651,809
8,651,809	Fidelity Institutional Money Market Portfolio, 0.17%(a)	8,651,809
8,651,809	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	8,651,809
18,081,808	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	18,081,808
8,651,809	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	8,651,809
	TOTAL SHORT TERM INVESTMENTS (Cost $52,689,044)	$52,689,044

	TOTAL INVESTMENTS (Cost $52,689,044) - 169.7%	$52,689,044
	Liabilities in Excess of Other Assets - (69.7)%	(21,643,231)
	TOTAL NET ASSETS - 100.0%	$31,045,813

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $9,430,000 of this security is held as collateral for swap contracts.

HY Bear Fund
Short Equity Swap Contracts
November 30, 2010 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	47,700	$4,662,446	4/13/2012	$3,262
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	148,420	13,163,660	4/13/2012	(49,039)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	331,650	13,188,965	4/13/2012	(31,797)
		527,770	$31,015,071		$(77,574)

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.7%
MONEY MARKET FUNDS - 94.7%
2,492,048	Fidelity Institutional Government Portfolio, 0.05%(a)	$2,492,048
2,492,048	Fidelity Institutional Money Market Portfolio, 0.17%(a)	2,492,048
2,492,048	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,492,048
17,275,785	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	17,275,785
2,492,048	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	2,492,048
	TOTAL SHORT TERM INVESTMENTS (Cost $27,243,977)	$27,243,977

	TOTAL INVESTMENTS (Cost $27,243,977) - 94.7%	$27,243,977
	Other Assets in Excess of Liabilities - 5.3%	1,519,366
	TOTAL NET ASSETS - 100.0%	$28,763,343

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $14,783,737 of this security is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	64,000	$56,574,771	12/5/2011	$(961,547)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,280	1,979,801	12/30/2011	(393)
		66,280	$58,554,572		$(961,940)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 84.8%
MONEY MARKET FUNDS - 84.8%
1,981,877	Fidelity Institutional Government Portfolio, 0.05%(a)	$1,981,877
1,981,877	Fidelity Institutional Money Market Portfolio, 0.17%(a)	1,981,877
1,981,877	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	1,981,877
19,038,409	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	19,038,409
1,981,878	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	1,981,878
	TOTAL SHORT TERM INVESTMENTS (Cost $26,965,918)	$26,965,918

	TOTAL INVESTMENTS (Cost $26,965,918) - 84.8%	$26,965,918
	Other Assets in Excess of Liabilities - 15.2%	4,830,684
	TOTAL NET ASSETS - 100.0%	$31,796,602

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $17,056,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	981,994	$46,913,745	12/5/2011	$(2,975,573)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	11,400	530,092	12/19/2011	(19,828)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	234,200	10,519,602	12/23/2011	(34,819)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	116,600	5,266,709	12/29/2011	(46,527)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	76,700	3,434,425	12/30/2011	(566)
		1,420,894	$66,664,573		$(3,077,313)

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.3%
MONEY MARKET FUNDS - 91.3%
413,070	Fidelity Institutional Government Portfolio, 0.05%(a)	$413,070
413,070	Fidelity Institutional Money Market Portfolio, 0.17%(a)	413,070
413,070	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	413,070
3,789,313	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	3,789,313
413,070	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	413,070
	TOTAL SHORT TERM INVESTMENTS (Cost $5,441,593)	$5,441,593

	TOTAL INVESTMENTS (Cost $5,441,593) - 91.3%	$5,441,593
	Other Assets in Excess of Liabilities - 8.7%	515,473
	TOTAL NET ASSETS - 100.0%	$5,957,066

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $3,376,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2010 (Unaudited)					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	163,130	$7,363,846	12/16/2011	$60,402
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	69,100	3,138,953	12/19/2011	45,310
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	2,400	107,714	12/23/2011	266
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	13,200	606,419	12/27/2011	15,454
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	4,800	216,725	12/29/2011	1,827
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	13,500	604,395	12/30/2011	(5)
		266,130	$12,038,052		$123,254

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -100.8%
MONEY MARKET FUNDS - 100.8%
341,129	Fidelity Institutional Government Portfolio, 0.05%(a)	$341,129
341,129	Fidelity Institutional Money Market Portfolio, 0.17%(a)	341,129
341,128	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	341,128
1,321,128	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	1,321,128
341,128	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	341,128
	TOTAL SHORT TERM INVESTMENTS (Cost $2,685,642)	$2,685,642

	TOTAL INVESTMENTS (Cost $2,685,642) - 100.8%	$2,685,642
	Other Liabilities in Excess of Assets - (0.8)%	(21,505)
	TOTAL NET ASSETS - 100.0%	$2,664,137

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $980,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	98,370	$ 5,720,834	5/8/2012	$ (385,284)

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.3%
MONEY MARKET FUNDS - 93.3%
429,876	Fidelity Institutional Government Portfolio, 0.05%(a)	$429,876
429,876	Fidelity Institutional Money Market Portfolio, 0.17%(a)	429,876
429,876	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	429,876
1,209,876	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	1,209,876
429,876	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	429,876
	TOTAL SHORT TERM INVESTMENTS (Cost $2,929,380)	$2,929,380

	TOTAL INVESTMENTS (Cost $2,929,380) - 93.3%	$2,929,380
	Other Assets in Excess of Liabilities - 6.7%	212,095
	TOTAL NET ASSETS - 100.0%	$3,141,475

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $780,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	115,820	$ 6,283,235	6/4/2012	$ 112

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 121.7%
MONEY MARKET FUNDS - 121.7%
2,181,797	Fidelity Institutional Government Portfolio, 0.05%(a)	$2,181,797
2,181,797	Fidelity Institutional Money Market Portfolio, 0.17%(a)	2,181,797
2,181,797	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,181,797
7,061,796	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	7,061,796
2,181,797	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	2,181,797
	TOTAL SHORT TERM INVESTMENTS (Cost $15,788,984)	$15,788,984

	TOTAL INVESTMENTS (Cost $15,788,984) - 121.7%	$15,788,984
	Liabilities in Excess of Other Assets - (21.7)%	(2,816,114)
	TOTAL NET ASSETS - 100.0%	$12,972,870

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $4,880,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	598,730	$ 27,674,399	5/7/2012	$ (1,721,290)

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 103.8%
MONEY MARKET FUNDS - 103.8%
38,788,557	Goldman Sachs Financial Square Government Fund, 0.09%(a)	38,788,557
	TOTAL SHORT TERM INVESTMENTS (Cost $38,788,557)	$38,788,557

	TOTAL INVESTMENTS (Cost $38,788,557) - 103.8%	$38,788,557
	Assets in Excess of Other Liabilities - (3.8)%	(1,405,298)
	TOTAL NET ASSETS - 100.0%	$37,383,259

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 96.5%
13,735	AllianceBernstein Global High Income Fund	$202,179
17,607	BlackRock Corporate High Yield Fund VI	200,720
19,395	BlackRock Credit Allocation Fund	200,350
13,697	BlackRock Floating Rate Income Strategies Fund	203,675
9,391	iShares Barclays 1-3 Year Credit Bond Fund	984,036
35,482	iShares Barclays 1-3 Year Treasury Bond Fund	2,989,359
25,331	iShares Barclays 20+ Year Treasury Bond Fund	2,493,077
21,332	iShares Barclays 3-7 Year Treasury Bond Fund	2,504,804
70,442	iShares Barclays 7-10 Year Treasury Bond Fund	6,878,661
66,296	iShares Barclays Aggregate Bond Fund	7,118,202
57,048	iShares Barclays MBS Bond Fund	6,236,487
16,746	iShares Barclays Short Treasury Bond Fund	1,845,744
26,951	iShares Barclays TIPS Bond Fund	2,950,596
22,950	iShares iBOXX $ High Yield Corporate Bond Fund	2,042,321
9,369	iShares iBOXX $ Investment Grade Corporate Bond Fund	1,031,714
27,217	MFS Charter Income Trust	258,834
35,808	MFS Government Markets Income Trust	256,385
29,380	MFS Intermediate Income Trust	199,490
31,033	Putnam Premier Income Trust	204,197
40,062	SPDR Barclays Capital 1-3 Month Treasury Bill ETF	1,837,243
17,825	SPDR Barclays Capital International Treasury Bond ETF	1,016,916
11,794	Templeton Emerging Markets Income Fund	195,427
197,174	Vanguard Total Bond Market ETF	16,150,522
12,764	Wells Fargo Advantage Multi-Sector Income Fund	204,224
10,404	Western Asset Emerging Markets Debt Fund	195,803
19,981	Western Asset High Income Fund II	193,216
15,676	Western Asset/Claymore - Linked Opportunities & Income Fund	199,085
	TOTAL INVESTMENT COMPANIES (Cost $55,793,519)	$58,793,267

SHORT TERM INVESTMENTS - 3.2%
MONEY MARKET FUNDS - 3.2%
389,258	Fidelity Institutional Government Portfolio, 0.05%(a)	$389,258
389,258	Fidelity Institutional Money Market Portfolio, 0.17%(a)	389,258
389,258	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	389,258
389,258	Goldman Sachs Financial Square Government Fund, 0.09%(a)	389,258
389,259	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	389,259
	TOTAL SHORT TERM INVESTMENTS (Cost $1,946,291)	$1,946,291

	TOTAL INVESTMENTS (Cost $57,739,810) - 99.7%	$60,739,558
	Other Assets in Excess of Liabilities - 0.3%	211,098
	TOTAL NET ASSETS - 100.0%	$60,950,656

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 86.4%
Administrative and Support Services - 0.6%
1,448	Corrections Corporation of America (a)	$34,969
1,976	The Geo Group, Inc. (a)	47,622
		82,591
Amusement, Gambling, and Recreation Industries - 0.8%
1,743	Las Vegas Sands Corp. (a)	87,289
571	Penn National Gaming, Inc. (a)	20,048
		107,337
Apparel Manufacturing - 0.1%
676	Maidenform Brands, Inc. (a)	18,549

Beverage and Tobacco Product Manufacturing - 1.0%
3,248	Altria Group, Inc.	77,952
171	Companhia de Bebidas das Americas - Ambev ADR (Brazil)	23,195
283	Hansen Natural Corp. (a)	15,061
135	Lorillard, Inc.	10,743
191	Philip Morris International, Inc.	10,866
		137,817
Broadcasting (except Internet) - 0.1%
418	Liberty Global, Inc. (a)	14,739

Chemical Manufacturing - 6.8%
499	AstraZeneca PLC ADR (United Kingdom)	23,418
160	Biogen Idec, Inc. (a)	10,235
309	Cytec Industries, Inc.	14,780
2,016	E.I. du Pont de Nemours & Co.	94,732
8,799	Endo Pharmaceuticals Holdings, Inc. (a)	316,852
689	Medicis Pharmaceutical Corp. (a)	18,155
1,543	The Medicines Co. (a)	20,337
6,346	USANA Health Sciences, Inc. (a)	267,293
4,349	Valeant Pharmaceuticals International, Inc. (Canada)	112,509
1,222	ViroPharma, Inc. (a)	18,880
947	Warner Chilcott PLC (Ireland) (a)	18,012
		915,203
Computer and Electronic Product Manufacturing - 4.5%
2,019	Acme Packet, Inc. (a)	98,891
1,311	Arm Holdings PLC ADR (United Kingdom)	24,581
4,303	Aruba Networks, Inc. (a)	91,224
584	Brush Engineered Materials, Inc. (a)	20,557
1,360	Cubic Corp.	62,057
268	Fossil, Inc. (a)	18,130
457	Geoeye, Inc. (a)	18,216
3,141	Isilon Systems, Inc. (a)	106,009
1,551	Nanometrics, Inc. (a)	18,379
2,554	VeriFone Systems, Inc. (a)	88,751
2,293	Volcano Corp. (a)	60,879
		607,674
Credit Intermediation and Related Activities - 7.3%
351	Ameriprise Financial, Inc. (a)	18,196
258	Banco Santander Chile ADR (Chile)	23,628
2,082	BBVA Banco Frances SA ADR (Argentina)	23,506
152	Credicorp Ltd. (Peru) (a)	18,220
2,158	First Cash Financial Services, Inc. (a)	62,129
33,115	First Financial Bancorp	547,060
866	Nelnet, Inc. Class A (a)	18,489
5,895	World Acceptance Corp. (a)	259,734
		970,962
Data Processing, Hosting and Related Services - 0.9%
1,824	Akamai Technologies, Inc. (a)	95,195
266	Fiserv, Inc. (a)	14,710
178	HMS Holdings Corp. (a)	11,216
		121,121
Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
216	Energizer Holdiongs, Inc. (a)	15,204
375	A.O. Smith Corp.	14,779
		29,983
Food and Beverage Stores - 0.4%
912	Casey's General Stores, Inc.	36,248
553	United Natural Foods, Inc. (a)	20,704
		56,952
Food Manufacturing - 1.4%
451	Corn Products International, Inc.	19,447
1,490	H.J. Heinz Co.	71,923
326	Hormel Foods Corp.	16,000
2,584	Kraft Foods, Inc.	78,166
		185,536
Food Services and Drinking Places - 2.3%
221	Buffalo Wild Wings, Inc. (a)	10,716
2,910	Panera Bread Co. (a)	291,698
		302,414
Funds, Trusts, and Other Financial Vehicles - 0.4%
1,174	AMERIGROUP Corp. (a)	50,517

General Merchandise Stores - 3.2%
3,801	99 Cents Only Stores (a)	59,714
1,155	Big Lots, Inc. (a)	35,401
1,883	BJ's Wholesale Club, Inc. (a)	86,260
1,024	Dollar Tree, Inc. (a)	56,269
773	Jo-Ann Stores, Inc. (a)	37,444
1,066	Jos. A Bank Clothiers, Inc. (a)	48,013
172	O'Reilly Automotive, Inc. (a)	10,351
478	PetSmart, Inc. (a)	18,097
1,780	Tractor Supply Co.	75,596
		427,145
Heavy and Civil Engineering Construction - 1.8%
4,211	Fluor Corp.	243,522

Hospitals - 0.1%
299	Magellan Health Svcs, Inc. (a)	14,561

Insurance Carriers and Related Activities - 1.4%
393	Aspen Insurance Holdings Ltd.	11,358
813	Catalyst Health Solutions, Inc. (a)	34,894
5,750	Fidelity National Financial, Inc.	77,625
2,486	Healthspring, Inc. (a)	66,699
		190,576
Leather and Allied Product Manufacturing - 0.2%
303	Deckers Outdoor Corp. (a)	23,301

Machinery Manufacturing - 3.4%
328	AGCO Corp. (a)	14,806
795	Dril-Quip, Inc. (a)	61,565
11,825	Imax Corp. (Canada) (a)	321,758
1,992	Robbins & Myers, Inc.	61,772
		459,901
Merchant Wholesalers, Durable Goods - 1.0%
2,094	MWI Veterinary Supply, Inc. (a)	127,943

Merchant Wholesalers, Nondurable Goods - 0.4%
264	Herbalife Ltd. (a)	18,118
342	Nash Finch Co.	12,637
599	The Andersons, Inc.	19,360
		50,115
Mining (except Oil and Gas) - 4.5%
5,761	Allied Nevada Gold Corp. (a)	154,049
453	Cia de Minas Buenaventura SA ADR (Peru)	22,940
174	Newmont Mining Corp.	10,237
572	Pan American Silver Corp. (Canada)	21,421
2,460	Silver Wheaton Corp. (Canada) (a)	90,749
3,041	Walter Energy, Inc.	312,128
		611,524
Miscellaneous Manufacturing - 4.8%
182	Coach, Inc.	10,290
753	Hasbro, Inc.	35,888
3,280	Mattel, Inc.	84,755
3,891	NewMarket Corp.	489,488
402	The Cooper Companies, Inc.	21,507
		641,928
Motion Picture and Sound Recording Industries - 4.5%
2,856	Netflix, Inc. (a)	588,050
220	SINA Corp. (China) (a)	14,084
		602,134
Motor Vehicle and Parts Dealers - 0.4%
239	Advance Auto Parts, Inc.	15,772
139	AutoZone, Inc. (a)	36,058
		51,830
Nonstore Retailers - 0.1%
530	eBay, Inc. (a)	15,439

Nursing and Residential Care Facilities - 0.1%
1,073	Res-Care, Inc. (a)	14,196

Oil and Gas Extraction - 0.9%
549	Bill Barrett Corp. (a)	21,109
3,801	Energy XXI Ltd. (a)	93,695
		114,804
Other Information Services - 0.2%
223	Baidu.com, Inc. ADR (China) (a)	23,457

Paper Manufacturing - 2.5%
15,956	Buckeye Technologies, Inc.	317,843
226	Clearwater Paper Corp. (a)	18,193
		336,036
Petroleum and Coal Products Manufacturing - 0.6%
1,291	ConocoPhillips	77,679

Pipeline Transportation - 0.9%
4,848	Atlas Pipeline Partners LP	115,334

Professional, Scientific, and Technical Services - 16.9%
517	51job, Inc. ADR (China) (a)	26,233
794	Alexion Pharmaceuticals, Inc. (a)	60,701
4,288	Cognizant Technology Solutions Class A (a)	278,634
840	Cubist Pharmaceuticals, Inc. (a)	18,236
710	F5 Networks, Inc. (a)	93,635
2,493	FactSet Research Systems, Inc.	221,054
3,530	Human Genome Sciences, Inc. (a)	86,591
608	Longtop Financial Technologies Ltd. ADR (China) (a)	24,052
548	Medidata Solutions, Inc. (a)	10,905
1,274	Priceline.com, Inc. (a)	502,020
2,751	Riverbed Technology, Inc. (a)	93,286
662	Salesforce.com, Inc. (a)	92,164
10,330	Valassis Communications, Inc. (a)	336,241
23,693	Virnetx Holding Corp.	328,859
1,081	VMware, Inc. (a)	88,123
		2,260,734
Publishing Industries (except Internet) - 0.7%
353	Check Point Software Technologies Ltd. ADR (Israel) (a)	15,133
181	Intuit, Inc. (a)	8,125
311	McAfee, Inc. (a)	14,570
328	MICROS Systems, Inc. (a)	14,340
562	Quest Software, Inc. (a)	14,219
537	SXC Health Solutions Corp. (a)	20,594
		86,981
Real Estate - 0.7%
1,099	Jones Lang LaSalle, Inc.	87,722

Rental and Leasing Services - 0.9%
188	AMERCO (a)	18,225
1,756	Equity Residential	87,765
645	Textainer Group Holdings Ltd. (a)	17,944
		123,934
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
371	NYSE Euronext	10,136

Support Activities for Transportation - 0.3%
482	C.H. Robinson Worldwide, Inc.	35,528

Telecommunications - 4.1%
1,826	CenturyLink, Inc.	78,500
483	China Mobile Limited ADR (China)	24,078
35,923	EarthLink, Inc.	322,050
838	MetroPCS Communications, Inc. (a)	10,182
2,244	Qwest Communications International, Inc.	15,708
2,941	Verizon Communications, Inc.	94,141
		544,659
Transportation Equipment Manufacturing - 2.7%
207	Autoliv, Inc. ADR (Sweden)	15,198
3,674	Lear Corp. (a)	322,467
1,249	Titan International, Inc.	19,959
		357,624
Utilities - 0.4%
672	Black Hills Corp.	20,395
690	El Paso Electric Co. (a)	18,175
375	Integrys Energy Group, Inc. (a)	18,262
		56,832
Waste Management and Remediation Services - 1.8%
709	Republic Services, Inc.	19,951
3,033	Stericycle, Inc. (a)	224,139
		244,090

	TOTAL COMMON STOCKS (Cost $10,471,447)	$11,551,060

INVESTMENT COMPANIES - 2.1%
1,097	Ares Capital Corp.	$18,057
5,234	WisdomTree Emerging Markets SmallCap Dividend Fund	267,614
	TOTAL INVESTMENT COMPANIES (Cost $251,093)	$285,671

SHORT TERM INVESTMENTS - 9.4%
MONEY MARKET FUNDS - 9.4%
251,152	Fidelity Institutional Government Portfolio, 0.05%(a)	251,152
251,152	Fidelity Institutional Money Market Portfolio, 0.17%(a)	251,152
251,152	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	251,152
251,152	Goldman Sachs Financial Square Government Fund, 0.09%(a)	251,152
251,151	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	251,151
	TOTAL SHORT TERM INVESTMENTS (Cost $1,255,759)	$1,255,759

	TOTAL INVESTMENTS (Cost $11,978,299) - 97.9%	13,092,490
	Other Assets in Excess of Liabilities - 2.1%	287,405
	TOTAL NET ASSETS - 100.0%	$13,379,895

Percentages are stated as a percent of net assets.
(a) Non income producing
(b) Represents annualized seven-day yield at November 30, 2010.

Evolution All-Cap Equity Fund
Futures Contracts
November 30, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation
17	E-Mini S&P 500 Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $1,002,575)	$1,628

Evolution Market Leaders Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$9
Miscellaneous Store Retailers - 0.0%
442	Spectrum Group International, Inc. (a)	809
	TOTAL COMMON STOCKS (Cost $7)	$818

INVESTMENT COMPANIES - 85.9%
30,394	iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,143,385
41,633	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	2,175,324
107,467	iShares Dow Jones U.S. Telecommunications Sector Index Fund	2,346,005
134,315	iShares MSCI All Peru Capped Index Fund	6,393,394
106,241	iShares MSCI Chile Investable Market Index Fund	8,141,248
278,216	iShares MSCI Germany Index Fund	6,268,207
401,938	iShares MSCI Hong Kong Index Fund	7,596,628
82,093	iShares MSCI Pacific ex-Japan Index Fund	3,652,318
222,101	iShares MSCI Sweden Index Fund	6,301,005
102,511	iShares MSCI Thailand Investable Market Index Fund	6,444,867
66,613	iShares S&P MidCap 400 Growth Index Fund	6,370,201
120,718	iShares Silver Trust	3,312,502
110,705	Market Vectors Brazil Small-Cap ETF	6,469,600
75,109	Market Vectors Coal ETF	3,195,888
6,234	Market Vectors Gold Miners ETF	370,923
30,317	Materials Select Sector SPDR ETF	1,066,855
29,617	PowerShares DB Precious Metals Fund	1,477,296
29,148	PowerShares DB Silver Fund	1,448,073
28,905	PowerShares DWA Technical Leaders Portfolio	654,409
51,912	PowerShares Dynamic Energy & Exploration Services Portfolio	1,092,748
106,823	PowerShares Dynamic Oil & Gas Services Portfolio	2,170,643
56,933	Rydex S&P Midcap 400 Pure Growth ETF	4,345,696
27,095	Telecom HOLDRS Trust	718,559
13,997	Vanguard Materials ETF	1,076,789
137,706	Vanguard Mid-Cap Growth ETF	8,106,752
20,155	Vanguard Telecommunications Services ETF	1,270,168
	TOTAL INVESTMENT COMPANIES (Cost $89,478,344)	$94,609,483

SHORT TERM INVESTMENTS - 6.5%
MONEY MARKET FUNDS - 6.5%
1,433,976	Fidelity Institutional Government Portfolio, 0.05% (b)	$1,433,976
1,433,976	Fidelity Institutional Money Market Portfolio, 0.17% (b)	1,433,976
1,433,976	Goldman Sachs Financial Square Federal Fund, 0.01% (b)	1,433,976
1,433,976	Goldman Sachs Financial Square Government Fund, 0.09% (b)	1,433,976
1,433,975	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07% (b)	1,433,975
	TOTAL SHORT TERM INVESTMENTS (Cost $7,169,879)	$7,169,879

	TOTAL INVESTMENTS (Cost $96,648,230) - 92.4%	$101,780,180
	Other Assets in Excess of Liabilities - 7.6%	8,404,458
	TOTAL NET ASSETS - 100.0%	$110,184,638

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at November 30, 2010.

Evolution Alternative Investment Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 70.3%
52,104	Aberdeen Equity Long-Short Fund	$589,813
129,975	Arbitrage Fund	1,702,667
68,548	Calamos Market Neutral Income Fund	814,350
2,405	CurrencyShares Australian Dollar Trust	231,361
2,300	CurrencyShares Japanese Yen Trust	271,768
8,394	CurrencyShares Swiss Franc Trust	829,915
17,091	Diamond Hill Long-Short Fund	264,909
109,830	DWS Disciplined Market Neutral Fund	1,053,265
17,366	Franklin Gold and Precious Metals Fund	963,285
61,217	Gateway Fund	1,572,062
25,733	Hatteras Alpha Hedged Strategies Fund	261,959
53,603	Highland Long/Short Equity Fund	611,074
1,100	iShares Barclays 20+ Year Treasury Bond Fund	108,262
889	iShares Barclays 3-7 Year Treasury Bond Fund	104,386
2,801	iShares Barclays 7-10 Year Treasury Bond Fund	273,518
2,518	iShares Barclays TIPS Bond Fund	275,671
6,203	iShares Dow Jones U.S. Basic Materials Sector Index Fund	437,436
5,399	iShares Dow Jones U.S. Broker-Dealers Index Fund	143,182
1,357	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	70,903
4,688	iShares MSCI Chile Investable Market Index Fund	359,241
1,000	iShares MSCI Emerging Markets Index Fund	44,770
21,300	iShares MSCI Hong Kong Index Fund	402,570
2,221	iShares MSCI Israel Capped Inv Mar ETF	123,465
14,700	iShares MSCI Malaysia Index Fund	199,920
2,100	iShares MSCI Mexico Investable Market Index Fund	124,110
14,560	iShares MSCI Singapore Index Fund	194,522
5,200	iShares MSCI South Africa Index	346,944
2,371	iShares S&P Global Financials Sector Index Fund	101,419
4,528	iShares S&P Global Materials Sector Index Fund	302,244
4,694	iShares S&P Latin America 40 Index Fund	239,910
23,558	iShares S&P North American Natural Resources Sector Index Fund	902,978
35,189	JPMorgan Research Market Neutral Fund	531,000
175,647	Managers AMG FQ Global Alternatives Fund	1,777,545
4,400	Market Vector Russia ETF	151,096
1,229	Market Vectors Steel ETF	79,148
3,100	Materials Select Sector SPDR ETF	109,089
71,929	Merger Fund	1,150,865
200	Oil Service HOLDRs	26,038
15,028	Permanent Portfolio	669,483
3,603	PowerShares 1-30 Laddered Treasury Portfolio	103,777
5,127	PowerShares DB G10 Currency Harvest Fund	118,126
25,722	PowerShares DB US Dollar Index Bullish Fund	604,467
5,432	PowerShares Dynamic Energy Exploration & Production Portfolio	114,344
1,400	PowerShares Dynamic Oil & Gas Services Portfolio	28,448
5,000	PowerShares FTSE RAFI Emerging Market Portfolio	122,400
899	ProShares Ultra Oil & Gas	34,854
7,400	ProShares UltraShort 20+ Year Treasury	257,372
9,328	ProShares UltraShort 7-10 Year Treasury	370,881
2,100	ProShares UltraShort Financials	40,173
1,600	ProShares UltraShort MSCI Emerging Markets	58,896
650	ProShares UltraShort Oil & Gas	29,042
1,658	Regional Bank HOLDRs	124,217
14,830	RiverSource Precious Metals & Mining Fund	238,919
32,646	Sierra Core Retirement Fund	790,031
5,015	SPDR Barclays Capital TIPS ETF	271,126
11,888	SPDR KBW Capital Markets ETF	418,101
10,711	SPDR KBW Insurance ETF	419,014
6,604	SPDR S&P Emerging Middle East & Africa ETF	474,233
9,942	SPDR S&P Metals & Mining ETF	607,456
1,819	SPDR S&P Oil & Gas Equipment & Services ETF	62,701
1,148	SPDR S&P Oil & Gas Exploration & Production ETF	55,311
139,919	TFS Market Neutral Fund	2,231,703
6,500	United States Natural Gas Fund LP	37,570
1,500	Vanguard Emerging Markets ETF	68,310
3,818	Vanguard Financials ETF	114,311
4,019	Vanguard Materials ETF	309,182
27,233	Wasatch-1st Source Long/Short Fund	327,069
20,200	WisdomTree Dreyfus ETF BZ Real Fund	580,346
8,600	WisdomTree Emerging Markets Equity Income Fund	480,826
2,000	WisdomTree Pacific ex-Japan Total Dividend Fund	124,880
	TOTAL INVESTMENT COMPANIES (Cost $26,824,972)	$28,034,229

SHORT TERM INVESTMENTS - 26.9%
MONEY MARKET FUNDS - 26.9%
2,147,623	Fidelity Institutional Government Portfolio, 0.05%(a)	$2,147,623
2,147,623	Fidelity Institutional Money Market Portfolio, 0.17%(a)	2,147,623
2,147,623	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,147,623
2,147,623	Goldman Sachs Financial Square Government Fund, 0.09%(a)	2,147,623
2,147,623	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	2,147,623
	TOTAL SHORT TERM INVESTMENTS (Cost $10,738,115)	$10,738,115

	TOTAL INVESTMENTS (Cost $37,563,087) - 97.2%	$38,772,344
	Other Assets in Excess of Liabilities - 2.8%	1,088,862
	TOTAL NET ASSETS - 100.00%	$39,861,206

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.

Evolution Alternative Investment Fund
Futures Contracts
November 30, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
28	E-Mini S&P 500 Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $1,651,300)	$1,981

HCM Freedom Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 54.4%
571,973	PIMCO Income Fund	$6,423,260
1,106,205	Putnam Diversified Income Trust	8,938,138
	TOTAL INVESTMENT COMPANIES (Cost $14,716,896)	$15,361,398

SHORT TERM INVESTMENTS - 13.8%
MONEY MARKET FUNDS - 13.8%
782,407	Fidelity Institutional Government Portfolio, 0.05%(a)	$782,407
782,407	Fidelity Institutional Money Market Portfolio, 0.17%(a)	782,407
782,407	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	782,407
782,407	Goldman Sachs Financial Square Government Fund, 0.09%(a)	782,407
782,407	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	782,407
	TOTAL SHORT TERM INVESTMENTS (Cost $3,912,035)	$3,912,035

	TOTAL INVESTMENTS (Cost $18,628,931) - 68.2%	$19,273,433
	Other Assets in Excess of Liabilities - 31.8%	8,985,090
	TOTAL NET ASSETS - 100.0%	$28,258,523

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.

Spectrum Select Alternative Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 0.2%
Professional, Scientific, and Technical Services
400	MasterCard, Inc.	$94,812
	TOTAL COMMON STOCKS (Cost $97,231)	$94,812

INVESTMENT COMPANIES - 32.4%
247,167	Absolute Opportunities Fund	$3,074,759
149,581	Absolute Strategies Fund	1,621,460
99,769	ASG Managed Futures Strategy Fund	1,095,466
254,939	Harbor Bond Fund	3,314,209
297,691	Oppenheimer Senior Floating Rate Fund	2,447,023
168,747	PIMCO Foreign Bond Fund	1,817,410
240,848	PIMCO High Yield Spectrum Fund	2,437,379
	TOTAL INVESTMENT COMPANIES (Cost $15,661,616)	$15,807,706

SHORT TERM INVESTMENTS - 67.6%
MONEY MARKET FUNDS - 67.6%
6,388,623	Fidelity Institutional Government Portfolio, 0.05%(a)	$6,388,623
6,388,623	Fidelity Institutional Money Market Portfolio, 0.17%(a)	6,388,623
6,388,623	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	6,388,623
7,428,623	Goldman Sachs Financial Square Government Fund, 0.09%(a)(b)	7,428,623
6,388,622	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	6,388,622
	TOTAL SHORT TERM INVESTMENTS (Cost $32,983,114)	$32,983,114

	TOTAL INVESTMENTS (Cost $48,741,961) - 100.2%	$48,885,632
	Liabilities in Excess of Other Assets - (0.2)%	(93,252)
	TOTAL NET ASSETS - 100.0%	$48,792,380

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.
(b) $1,040,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Futures Contracts
November 30, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
33	U.S. Dollar Index Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $2,686,365)	$111,925

Spectrum Select Alternative Fund
Long Equity Swap Contracts
November 30, 2010 (Unaudited)					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Alcoa, Inc.	6,400	$86,344	9/6/2011	$(2,390)
Credit Suisse Capital, LLC	Aqua America, Inc.	4,100	86,190	9/6/2011	2,152
Credit Suisse Capital, LLC	BHP Billition Ltd ADR	1,000	87,547	9/6/2011	(5,161)
Credit Suisse Capital, LLC	BMC Software, Inc.	1,900	85,773	9/6/2011	(1,426)
Credit Suisse Capital, LLC	Boeing	1,300	82,874	9/6/2011	14
Credit Suisse Capital, LLC	Broadcom Corp.	2,000	83,749	9/6/2011	5,378
Credit Suisse Capital, LLC	Cypress Semiconductor Corp.	5,500	85,702	9/6/2011	470
Credit Suisse Capital, LLC	Devon Energy Corp.	1,200	86,329	9/6/2011	(1,659)
Credit Suisse Capital, LLC	Diamond Offshore Drilling	1,300	88,961	9/6/2011	(4,786)
Credit Suisse Capital, LLC	Exxon Mobil Corp.	1,200	84,362	9/6/2011	(904)
Credit Suisse Capital, LLC	Forest Laboratories, Inc.	2,600	84,959	9/6/2011	(2,058)
Credit Suisse Capital, LLC	General Electric Co.	5,300	85,289	9/6/2011	(1,403)
Credit Suisse Capital, LLC	Goldman Sachs	500	84,096	9/6/2011	(5,865)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corportate Bond Fund	10,000	898,604	9/6/2011	(9,071)
Credit Suisse Capital, LLC	Norfolk Southern Corp.	1,400	85,795	9/6/2011	(1,557)
Credit Suisse Capital, LLC	NYSE Euronext	3,000	86,987	9/6/2011	(5,041)
Credit Suisse Capital, LLC	Oil Services HOLDRs	18,500	2,444,753	9/6/2011	22
Credit Suisse Capital, LLC	Pfizer, Inc.	5,100	85,541	9/6/2011	(2,476)
Credit Suisse Capital, LLC	Praxair, Inc.	900	83,069	9/6/2011	(237)
Credit Suisse Capital, LLC	Resarch in Motion	1,500	86,106	9/6/2011	6,656
Credit Suisse Capital, LLC	Ryder System, Inc.	2,000	87,671	9/6/2011	(1,465)
Credit Suisse Capital, LLC	SAP AG ADR	1,700	84,779	9/6/2011	(5,011)
Credit Suisse Capital, LLC	SK Telecom Co. Ltd ADR	4,700	86,476	9/6/2011	(1,983)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	40,200	1,632,660	9/6/2011	(33,452)
Credit Suisse Capital, LLC	Target Corp.	1,500	83,626	9/6/2011	1,770
Credit Suisse Capital, LLC	United Parcel Service	1,300	89,075	9/6/2011	2,081
Credit Suisse Capital, LLC	United Technologies Corp.	1,100	82,676	9/6/2011	108
Credit Suisse Capital, LLC	Vodafone Group PLC ADR	3,200	86,416	9/6/2011	(6,237)
Credit Suisse Capital, LLC	Walt Disney Co.	2,300	86,235	9/6/2011	(2,276)
Credit Suisse Capital, LLC	Weatherford International Ltd	4,300	85,783	9/6/2011	1,967
		137,000	$7,288,427		$(73,840)

Spectrum Global Perspective Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 43.8%
35,500	iShares MSCI Chile Investable Market Index Fund	$2,720,365
367,000	iShares MSCI Emerging Markets Index Fund	16,430,590
76,800	Materials Select Sector SPDR Fund	2,702,592
	TOTAL INVESTMENT COMPANIES (Cost $20,721,248)	$21,853,547

SHORT TERM INVESTMENTS - 40.6%
MONEY MARKET FUNDS - 40.6%
4,050,039	Fidelity Institutional Government Portfolio, 0.05%(a)	$4,050,039
4,050,039	Fidelity Institutional Money Market Portfolio, 0.17%(a)	4,050,039
4,050,039	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	4,050,039
4,050,039	Goldman Sachs Financial Square Government Fund, 0.09%(a)	4,050,039
4,050,038	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(a)	4,050,038
	TOTAL SHORT TERM INVESTMENTS (Cost $20,250,194)	$20,250,194

	TOTAL INVESTMENTS (Cost $40,971,442) - 84.4%	$42,103,741
	Other Assets in Excess of Liabilities - 15.6%	7,784,912
	TOTAL NET ASSETS - 100.0%	$49,888,653

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2010.

Spectrum Global Perspective Fund
Futures Contracts
November 30, 2010 (Unaudited)

		Unrealized
Contracts		Appreciation
199	U.S. Dollar Index Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $16,199,595)	$547,483

Spectrum Equity Opportunity Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 15.0%
Ambulatory Health Care Services - 0.2%
366	Davita, Inc. (a)	26,608

Beverage and Tobacco Product Manufacturing - 0.3%
1,027	Altria Group, Inc.	24,648
439	Philip Morris International, Inc.	24,975
		49,623
Broadcasting (except Internet) - 0.3%
1,460	Gaylord Entertainmet Co. (a)	50,122

Chemical Manufacturing - 1.2%
368	Allergan, Inc.	24,387
357	The Clorox Company	22,066
477	Ecolab, Inc.	22,805
422	Mead Johnson Nutrition Co.	25,139
271	Praxair, Inc.	24,946
1,320	Westlake Chemical Corp.	49,843
		169,186
Clothing and Clothing Accessories Stores - 1.4%
1,540	Dillard's, Inc. - Class A	48,017
2,780	Finish Line, Inc.	49,623
2,670	Foot Locker, Inc.	50,383
1,270	Genesco, Inc. (a)	48,844
		196,867
Computer and Electronic Product Manufacturing - 1.5%
2,230	Ceva, Inc. (a)	51,736
1,630	Enersys (a)	49,210
186	International Business Machines	26,312
2,280	Nxstage Medical, Inc. (a)	49,339
3,910	TTM Technologies , Inc. (a)	51,827
		228,424
Energy - 0.3%
2,250	Hornbeck Offshore Services Inc. (a)	49,612

Fabricated Metal Product Manufacturing - 0.6%
402	Ball Corp.	26,484
1,680	Chart Industries, Inc. (a)	53,138
		79,622
Food and Beverage Stores - 0.3%
1,350	Ruddick Corp.	49,626

Food Manufacturing - 0.5%
535	Hormel Foods Corp.	26,258
391	The J.M. Smucker Co.	24,730
579	McCormick & Co, Inc.	25,482
		76,470
Food Services and Drinking Places - 1.0%
1,540	Bob Evans Farms, Inc.	47,956
920	Cracker Barrel Old Country Store	48,447
313	McDonalds Corp.	24,508
537	Yum Brands, Inc.	26,893
		147,804
General Merchandise Stores - 0.4%
107	Autozone, Inc. (a)	27,757
537	Family Dollar Stores, Inc.	26,957
		54,714
Leather and Allied Product Manufacturing - 0.3%
1,970	Timberland Co. (a)	48,817

Materials - 0.3%
1,450	Sensient Technologies Corp.	49,256

Merchant Wholesalers, Durable Goods - 0.3%
790	United Stationers, Inc. (a)	50,141

Merchant Wholesalers, Nondurable Goods - 0.2%
352	Airgas, Inc.	21,507

Mining (except Oil and Gas) - 0.7%
6,910	International Coal Group Inc (a)	52,585
3,050	Patriot Coal Corp. (a)	49,349
		101,934
Miscellaneous Manufacturing - 0.2%
547	Hasbro, Inc.	26,070

Oil and Gas Extraction - 0.7%
860	Contango Oil & Gas Company (a)	47,954
1,420	Petroleum Development Corp. (a)	50,580
		98,534
Paper Manufacturing - 0.5%
2,490	Buckeye Technologies, Inc.	49,601
356	Kimberly Clark Corp.	22,033
		71,634
Pipeline Transportation - 0.3%
1,160	New Jersey Resources	50,008

Professional, Scientific, and Technical Services - 0.2%
198	Salesforce.com, Inc. (a)	27,566

Publishing Industries (except Internet) - 0.5%
534	Intuit (a)	23,971
4,370	Mentor Graphics Corp. (a)	49,141
		73,112
Real Estate Investment Trusts - 1.2%
1,440	Kilroy Realty Corp.	49,133
6,110	MFA Financial, Inc.	49,797
2,420	Starwood Property Trust, Inc.	48,303
443	Venats, Inc.	22,712
		169,945
Transportation Equipment Manufacturing - 0.3%
1,550	Astec Industries, Inc. (a)	46,422

Truck Transportation - 0.5%
349	C.H. Robinson Worldwide, Inc.	25,725
1,700	Old Dominion Freight Line, Inc. (a)	49,096
		74,821
Utilities - 0.6%
539	Dominion Resources, Inc.	22,385
492	PG&E Corp.	23,089
637	Southern Co.	24,028
413	Wisconsin Energy Corp.	24,871
		94,373
Waste Management and Remediation Services - 0.2%
351	Stericycle, Inc. (a)	25,939

	TOTAL COMMON STOCKS (Cost $2,177,463)	$2,208,757

INVESTMENT COMPANIES - 26.9%
22,200	Consumer Discretion Select Sector SPDR ETF	802,530
12,400	Energy Select Sector SPDR ETF	776,736
20,600	iShares S&P North American Natural Resources Sector Index Fund	789,598
21,700	Materials Select Sector SPDR ETF	763,623
6,200	Oil Services HOLDRs	807,178
	TOTAL INVESTMENT COMPANIES (Cost $3,746,682)	3,939,665

SHORT TERM INVESTMENTS - 42.6%
MONEY MARKET FUNDS - 42.6%
1,250,182	Fidelity Institutional Government Portfolio, 0.05%(b)	$1,250,182
1,250,182	Fidelity Institutional Money Market Portfolio, 0.17%(b)	1,250,182
1,250,182	Goldman Sachs Financial Square Federal Fund, 0.01%(b)	1,250,182
1,250,183	Goldman Sachs Financial Square Government Fund, 0.09%(b)	1,250,183
1,250,183	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.07%(b)	1,250,183
	TOTAL SHORT TERM INVESTMENTS (Cost $6,250,912)	$6,250,912

TOTAL INVESTMENTS (Cost $12,175,057) - 84.5%		12,399,334
Other Assets in Excess of Liabilities - 15.5%		2,270,956
TOTAL NET ASSETS - 100.0%		$14,670,290

Percentages are stated as a percent of net assets.
(a)Non-income producing security.
(b) Represents annualized seven-day yield at November 30, 2010.

Spectrum Equity Opportunity Fund
Futures Contracts
November 30, 2010 (Unaudited)
		Unrealized
Contracts		Appreciation
41	NASDAQ-100 e-Mini Futures
	Expiring December 2010 (Underlying Face Amount at Market Value $1,735,735)	$161,133

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2010:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$8,853,945	$-	$-	$8,853,945
Other Financial Instruments*	$-	$(69,578)	$-	$(69,578)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$12,137,845	$-	$-	$12,137,845
Other Financial Instruments*	$-	$(856,207)	$-	$(856,207)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$34,620,519	$-	$-	$34,620,519
Other Financial Instruments*	$-	$(1,017,044)	$-	$(1,017,044)

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$30,731,286	$-	$-	$30,731,286
Other Financial Instruments*	$-	$(694,447)	$-	$(694,447)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$19,355,084	$-	$-	$19,355,084
Short-Term Investments	$189,000	$-	$-	$189,000
Other Financial Instruments*	$-	$2,088	$-	$2,088

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$52,689,044	$-	$-	$52,689,044
Other Financial Instruments*	$-	$(77,574)	$-	$(77,574)

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$27,243,977	$-	$-	$27,243,977
Other Financial Instruments*	$-	$(961,940)	$-	$(961,940)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$26,965,918	$-	$-	$26,965,918
Other Financial Instruments*	$-	$(3,077,313)	$-	$(3,077,313)

Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,441,593	$-	$-	$5,441,593
Other Financial Instruments*	$-	$123,254	$-	$123,254

Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,685,642	$-	$-	$2,685,642
Other Financial Instruments*	$-	$(385,284)	$-	$(385,284)

Direxion Monthly Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,929,380	$-	$-	$2,929,380
Other Financial Instruments*	$-	$112	$-	$112

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$15,788,984	$-	$-	$15,788,984
Other Financial Instruments*	$-	$(1,721,290)	$-	$(1,721,290)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$38,788,557	$-	$-	$38,788,557

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$58,793,267	$-	$-	$58,793,267
Short-Term Investments	$1,946,291	$-	$-	$1,946,291

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$11,551,060	$-	$-	$11,551,060
Investment Companies-Equity	$285,671	$-	$-	$285,671
Short-Term Investments	$1,255,759	$-	$-	$1,255,759
Other Financial Instruments*	$1,628	$-	$-	$1,628

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$818	$-	$-	$818
Investment Companies-Equity	$94,609,483	$-	$-	$94,609,483
Short-Term Investments	$7,169,879	$-	$-	$7,169,879

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$26,269,236	$-	$-	$26,269,236
Investment Companies-Fixed Income	$1,764,993	$-	$-	$1,764,993
Short-Term Investments	$10,738,115	$-	$-	$10,738,115
Other Financial Instruments*	$1,981	$-	$-	$1,981

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$15,361,398	$-	$-	$15,361,398
Short-Term Investments	$3,912,035	$-	$-	$3,912,035

Spectrum Select Alternative Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$94,812	$-	$-	$94,812
Investment Companies-Equity	$5,791,685	$-	$-	$5,791,685
Investment Companies-Fixed Income	$10,016,021	$-	$-	$10,016,021
Short-Term Investments	$32,983,114	$-	$-	$32,983,114
Other Financial Instruments*	$111,925	$(73,840)	$-	$38,085

Spectrum Global Perspective Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$21,853,547	$-	$-	$21,853,547
Short-Term Investments	$20,250,194	$-	$-	$20,250,194
Other Financial Instruments*	$547,483	$-	$-	$547,483

Spectrum Equity Opportunity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$2,208,757	$-	$-	$2,208,757
Investment Companies-Equity	$3,939,665	$-	$-	$3,939,665
Short-Term Investments	$6,250,912	$-	$-	$6,250,912
Other Financial Instruments*	$161,133	$-	$-	$161,133

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

** For further information regarding industry classification, see the Schedule of Investments.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$8,853,945	$12,137,845	$34,620,519
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$30,731,286	$19,573,367	$52,689,044
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(29,283)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(29,283)	$0

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Cost of investments	$27,243,977	$26,965,918	$5,441,593
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly Developed Markets Bull 2X Fund	Direxion Monthly Developed Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund
Cost of investments	$2,685,642	$2,929,380	$15,788,984
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	U.S. Government Money Market Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$38,788,557	$58,899,754	$12,655,150
Gross unrealized appreciation	$0	$3,068,688	$1,159,261
Gross unrealized depreciation	$(0)	$(1,228,884)	$(721,921)
Net unrealized appreciation/(depreciation)	$0	$1,839,804	$437,340

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	HCM Freedom Fund
Cost of investments	$97,755,585	$38,135,805	$18,628,931
Gross unrealized appreciation	$6,774,998	$1,367,372	$716,528
Gross unrealized depreciation	$(2,750,403)	$(730,833)	$(72,026)
Net unrealized appreciation/(depreciation)	$4,024,595	$636,539	$644,502

	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Cost of investments	$48,741,961	$42,050,844	$12,175,057
Gross unrealized appreciation	$248,979	$1,414,501	$365,825
Gross unrealized depreciation	$(105,308)	$(1,361,604)	$(141,548)
Net unrealized appreciation/(depreciation)	$143,671	$52,897	$224,277

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date  1/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
                                                 Daniel D. O’Neill, President

Date  1/10/2011

By (Signature and Title) /s/ Patrick J. Rudnick
                                                 Patrick J. Rudnick, Principal Financial Officer

Date  1/17/2011